Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
Current tax expense		$ 207,553	$ 276,189
Deferred tax expense	39,747	339,332	177,029
Total income tax expense	$ 39,747	$ 546,885	$ 453,218